Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Short Duration Bond Fund
Class Name	Class A
Trading Symbol	PARTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	0.62%
[1]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Short Duration Bond Fund returned 5.41%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.41	2.56	2.69
Class A (with sales charge)	3.04	2.10	2.45
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,352,169,104
Holdings Count | $ / shares	515
Advisory Fees Paid, Amount	$ 4,970,299
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Short Duration Bond Fund
Class Name	Class C
Trading Symbol	PARQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$140	1.37%
[4]
Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Short Duration Bond Fund returned 4.63%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.63	1.80	2.06
Class C (with sales charge)	3.63	1.80	2.06
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,352,169,104
Holdings Count | $ / shares	515
Advisory Fees Paid, Amount	$ 4,970,299
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Short Duration Bond Fund
Class Name	Class R
Trading Symbol	PRARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$89	0.87%
[7]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Short Duration Bond Fund returned 5.12%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	5.12	2.31	2.42
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,352,169,104
Holdings Count | $ / shares	515
Advisory Fees Paid, Amount	$ 4,970,299
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	PRREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$38	0.37%
[10]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Short Duration Bond Fund returned 5.65%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.65	2.81	2.94
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,352,169,104
Holdings Count | $ / shares	515
Advisory Fees Paid, Amount	$ 4,970,299
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Short Duration Bond Fund
Class Name	Class Y
Trading Symbol	PARYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$38	0.37%
[13]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Short Duration Bond Fund returned 5.56%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	5.56	2.80	2.94
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,352,169,104
Holdings Count | $ / shares	515
Advisory Fees Paid, Amount	$ 4,970,299
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.

[15]
*	Does not include derivatives, except purchased options, if any.